General Information	6 Months Ended
Jun. 30, 2023
General Informationabstract
General information

Note 1. General information

The condensed interim unaudited financial statements cover Mobilicom Limited as a Group consisting of Mobilicom Limited and the entities it controlled at the end of, or during, the half year. The condensed interim unaudited financial statements are presented in Australian dollars, which is Mobilicom Limited’s functional and presentation currency.

The conversion from Australian dollars (AUD$) into U.S. dollars ($) was made at the exchange rate as of June 30, 2023, on which $ 1.00 equalled AUD$ 1.509. The use of US$ is solely for the convenience of the reader.

The functional currency of Mobilicom Limited’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is Israeli New Shekels.

Mobilicom Limited is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business are:

C/- JM Corporate Services Pty Ltd

Level 21, 459 Collins Street

Melbourne, Victoria, 3000

Australia

The company’s principal activities are design, develop and deliver of cybersecurity and smart solutions for drone, robotics and autonomous platforms.

The Company is an end-to-end provider of cybersecurity and robust solutions for drones, robotics & autonomous platforms. As a high-tech company it designs, develops, and delivers robust solutions focused primarily on targeting global drone, robotics and autonomous system manufacturers. The Company holds patented technology & unique know-how for Mobile Mesh networking. It has a large, field proven portfolio of commercialized products used in a variety of applications. The Company is growing a global customer base with sales to high profile customers including corporates, governments, and military departments. Mobilicom’s competitive advantages include outstanding security capabilities and performance in harsh environmental conditions. The Company’s large solution portfolio is being deployed worldwide, seeing the Company derive revenue from hardware, software sales & licensing fees and professional support services for its solutions.

The condensed interim unaudited financial statements were authorised for issue, in accordance with a resolution of directors, on August 31, 2023.